Interest in Other Entities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of significant judgements and assumptions made in relation to interests in other entities [text block] [Abstract]
Schedule of investment to equity method
June 30, 2021
USD in thousands

ScoutCam (see also note 4.A)	11,851
Gix Internet (see also note 4.D)	5,290
Polyrizon (see also note 4.F)	162
Revoltz (see also note 4.G)	242
Total	17,545

Schedule of allocation summary
March 29, 2021 USD in thousands

Cash consideration	11,843
Medigus Share in company Equity	6,200
Excess to Allocation	5,643
Excess purchase price to allocate to technology	1,654
Deferred tax	(380)
Goodwill	4,369
5,643

USD in thousands

Cash consideration	3,690
Adjusted Company’s Equity	408
Excess to Allocation	3,282
Excess purchase price to allocate to Customer relationship	1,342
Deferred tax	(210)
Excess purchase price to allocate to technology	1,948
Deferred tax	(305)
Goodwill	507
3,282

Schedule of reconciliation to carrying amounts

USD in thousands

Equity attributable to ScoutCam shareholders’ as of June 30, 2021	22,482
Groups share in %	27.76%
Group share	6,241
Fair value adjustments	5,610
Carrying amount	11,851

Three months ended June 30, 2021
USD in thousands

Investment in Fair value as of March 29, 2021	11,843
The Company's share in ScountCam's Loss for the three month ended June 30, 2021	(226)
Warrants exercise	234
Equity attributable to ScoutCam shareholders’ as of June 30, 2021	11,851

Six months ended June 30, 2021
USD in thousands
Reconciliation to carrying amounts:
Equity attributable to Gix shareholders’ as of June 30, 2021	8,083
Groups share in %	33.17%
Group share	2,681
Fair value adjustments	2,553
Exchange rate adjustments	56
Carrying amount	5,290

Six months ended on June 30, 2021
USD in thousands
Investment as of January 01, 2021 Equity method	104
An addition investment	121
Revaluation of the Option, to invest an additional amount and Shareholder loan	(25)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	(37)
Depreciation of technology	(1)
Balance as of the end of the period	162

Schedule of summarized balance sheet
	June 30, 2021	December 31, 2020
	USD in thousands
Currents assets
Cash and cash equivalents	21,775	3,373
Other current assets	1,062	656
Total current assets	22,837	4,029
Non-current assets	2,711	1,866
Total assets	25,548	5,895
Total current liabilities	1,150	772
Total non-current liabilities	1,916	1,159
Total liabilities	3,066	1,931
Net assets	22,482	3,964

	June 30, 2021	December 31, 2020
	USD in thousands (*)

Current assets	4,165	1,335
Current liabilities	3,823	1,078
Current net assets	342	257
Non-current assets	1,414	5
Non-current liabilities	0	0
Non-current net assets	1,414	5

Net assets	1,756	262

Accumulated non-controlling interests	1,135	178

(*)	translated at the closing rate at the date of that balance sheet.
June 30, 2021
USD in thousands(*)

Current assets	1,631
Current liabilities	1,149
Current net assets	482

Non-current assets	5,442
Non-current liabilities	4,303
Non-current net assets	1,139

Net assets	1,621

Accumulated non-controlling interests	1,076

	June 30, 2021	December 31, 2020
	USD in thousands (*)
Currents assets
Cash and cash equivalents	3,763	3,965
Other current assets	6,966	7,550
Total current assets	10,729	11,515
Non-current assets	7,286	7,405
Total Assets	18,015	18,920
Current liabilities
Financial liabilities (excluding trade payables)	2,271	1,307
Other current liabilities	6,236	7,441
Total current liabilities	8,507	8,748
Non-current liabilities
Financial liabilities (excluding lease liability)	215	381
Lease liability	545	-
Other non-current liabilities	664	2,484
Total non-current liabilities	1,424	2,865
Total Liabilities	9,931	11,613
Net assets	8,084	7,307
Equity attributable to Gix shareholders	5,343	2,994
Non-controlling interests	2,741	4,312

Schedule of summarized statement of comprehensive income
	Three months ended March 31, 2021	Six months ended June 30, 2020
	USD in thousands

Revenue	24	74
Gross Loss	(179)	(207)
Operating Loss	(1,590)	(2,445)
Net Loss for the period	(1,606)	(2,383)

Three months ended June 30, 2021
USD in thousands

Revenue	274
Gross Loss	(133)
Operating Loss	(2,097)
Net Loss for the period	(2,088)

	Six months ended in 30, June 2021	15.10- December 31, 2020
	USD in thousands (**)

Revenue	459	40
Net loss for the period	(1,215)	(490)
Net loss attributable to the NCI	(293)	(202)

(**)	translated at average exchange rates for the period.

January 4, 2021- June 30, 2021
USD in thousands(**)

Revenues	1,910
Loss for the period	(851)

Net loss attributable to the NCI	(382)

	Six months ended June 30, 2021	Six months ended June 30, 2020
	USD in thousands (**)

Revenue	16,348	18,017
Gross profit	3,054	4,444
Profit (loss for the period)	(870)	262
Other comprehensive loss	185	-
Total comprehensive profit (loss)	(685)	262

Schedule of described share purchase agreement
15 October, 2020
USD in thousands

Cash consideration invested in Eventer	750
Fair value of earn-out	69
Difference between fair value and par value of loan extended to Eventer	46
Total consideration	865

Value acquired:
Fair value of net tangible assets acquired	751
Non-controlling interest	(381)
Total acquired	370

Excess purchase price to allocate to technology and goodwill	495

Schedule of summarized statement of cash flows
	Six months ended in 30, June 2021	Year ended December 31, 2020
	USD in thousands (**)

Cash flow used in operating activities	874	(347)
Cash flow used in investing activities	(132)	52
Cash flow from financing activities	819	1,032
Net increase in cash and cash equivalents	1,561	737

January 4, 2021- June 30, 2021
USD in thousands(**)
Cash flow used in operating activities	(310)
Cash flow used in investing activities	(4,729)
Cash flow from financing activities	4,899
Net increase in cash and cash equivalents	(140)

(**)	translated at average exchange rates for the period.

	Six months ended June 30, 2021	Six months ended June 30, 2020
	USD in thousands (**)

Cash flow used in operating activities	200	3
Cash flow used in investing activities	(97)	43
Cash flow from financing activities	(325)	(337)
Net increase in cash and cash equivalents	(222)	(383)

Schedule of summarizes the allocation of the preliminary purchase price
January 4, 2021
USD in thousands

Cash consideration invested in Jeff Brands	1,400
Non- cash consideration invested in Jeff Brands	71
Difference between fair value and par value of loan extended to Jeff Brands	70
Total consideration	1,541

Less:
Fair value of net assets acquired	2,049
Non-controlling interest	(1,024)

Total acquired	1,025

Goodwill	516

Schedule of software development, marketing and distribution to internet users
Name of entity	Place of business/country of incorporation	% of ownership interest as of June 30, 2021	Nature of relationship	Measurement method	Quoted fair value as of June 30, 2021	Carrying amount as of June 30, 2021
					USD in thousands
Gix Ltd	Israel	33.17%	Associate	Equity method	5,958	5,290

Schedule of reconciliation to carrying amounts for Gix Internet.
Six months ended June 30, 2021
USD
Investment according to eqity method at the beginning of the period	1,013
Purchase of Gix ordinary shares (exercise of Conversion Right)	3,696
Increase in capital reverse	881
Currency translation adjustments	(24)
Other Reserve	(76)
Share of net profit of associate accounted for using the equity method	(200)
Investment according to equity method at the end of the period	5,290

Schedule of reconciliation to carrying amounts for Automax formerly known as Matomy
Six months ended June 30, 2021
USD in thousands
Investment as of January 01, 2021 Equity method	546
Held for sale asset	547
Total as of January 01, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553
Securities revaluation	143
End of the period in Fair value	1,696

Schedule of table provides details regarding the Purchase Price Allocation of Polyrizon
July 15, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	10
Loan	94
104
Allocation
Consideration for other instruments ***	36
IP	74
Shareholder loan	(6)

Total allocated	104

(*)	translated at the closing rate at the date of that balance sheet

March 9, 2021
USD in thousands (*)
Current assets
Cash and cash equivalents	121
Acquired Equity	42
Excess to allocate	79
Allocation
IP	77
Goodwill	2

Total allocated	79